United States
Securities and Exchange Commission
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02896

Prudential Investment Portfolios, Inc. 15
(Exact name of registrant as specified in charter)

655 Broad Street
17th Floor
Newark, NJ 07102
(Address of principal executive offices) (Zip code)

Jonathan D. Shain, Esquire
655 Broad Street
17th Floor
Newark, NJ 07102
(Name and address of agent for service)

Registrant’s telephone number, including area code: 973-802-6469

Date of fiscal year end: August 31

Date of reporting period: 7/1/2017 through 6/30/2018

Item 1. Proxy Voting Record.

In determining votes against management, any ballot that management did not make a recommendation is considered to be "FOR" regardless of the vote cast. Any "Abstain" vote cast is considered as voted, and to be against the management recommendation.

FORM N-PX

ICA File Number:  811-02896

Registrant Name:  Prudential Investment Portfolios, Inc. 15

Reporting Period:  07/01/2017 - 06/30/2018

PGIM High Yield Fund - Sub-Adviser: PGIM Fixed Income

DYNEGY INC Meeting Date: MAR 02, 2018 Record Date: JAN 19, 2018 Meeting Type: SPECIAL
Ticker: DYN Security ID: 26817R108
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Adopt the Agreement of Plan and Merger, dated as of October 29, 2017 (the "Merger Agreement"), by and between Vistra Energy Corp. ("Vistra Energy") and Dynegy Inc. ("Dynegy"), as it may be a... mended from time to time, pursuant to which, among other thin	Management	For	For
2	Approve a non-binding advisory vote on compensation payable to executive officers of Dynegy in connection with the Merger.	Management	For	For
3	Approve the adjournment of the Dynegy special meeting, if necessary or appropriate, for the purpose of soliciting additional votes for the approval of the Merger Proposal.	Management	For	For

FRONTERA ENERGY CORP Meeting Date: MAY 31, 2018 Record Date: APR 20, 2018 Meeting Type: ANNUAL AND SPECIAL MEETING
Ticker: PEGFF Security ID: 35905B107
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	To set the number of Directors at 6	Management	For	No Action
2	Director: Luis Fernando Alarcon, W. Ellis Armstrong, Gabriel de Alba, Raymond Bromark, Russell Ford, Camilo Marulanda	Management	For	No Action
3	Appointment of Ernst & Young LLP as Auditors of the Corporation for the ensuing year and authorizing the Directors to fix their remuneration.	Management	For	No Action
4	To authorize, confirm and approve the subdivision of the Corporation's issued and fully paid common shares on a two-for-one basis.	Management	For	No Action

PGIM Short Duration High Yield Income Fund - Sub-Adviser: PGIM Fixed Income

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Prudential Investment Portfolios, Inc. 15

By: Stuart S. Parker*
       Stuart S. Parker, President

* By: /s/ Jonathan D. Shain
           Attorney-in-Fact

Date: August 21, 2018

POWER OF ATTORNEY

The undersigned, Ellen S. Alberding, Kevin J. Bannon, Scott E. Benjamin, Linda W. Bynoe, Barry H. Evans, Keith F. Hartstein, Laurie Simon Hodrick, Michael S. Hyland, Stuart S. Parker, Richard A. Redeker, Brian K. Reid, and Grace C. Torres as directors/trustees of each of the registered investment companies listed in Appendix A hereto, hereby authorize Andrew French, Claudia DiGiacomo, Deborah A. Docs, Raymond A. O’Hara and Jonathan D. Shain, or any of them, as attorney-in-fact, to sign on his or her behalf in the capacities indicated (and not in such person’s personal individual capacity for personal financial or estate planning), the Registration Statement on Form N-1A, filed for such registered investment company or any amendment thereto (including any pre-effective or post-effective amendments) and any and all supplements or other instruments in connection therewith, including Form N-PX, Forms 3, 4 and 5 for or on behalf of each registered investment company listed in Appendix A or any current or future series thereof, and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed an original, but which taken together shall constitute one instrument.

/s/ Ellen S. Alberding Ellen S. Alberding	/s/ Laurie Simon Laurie Simon
/s/ Kevin J. Bannon Kevin J. Bannon	/s/ Michael S. Hyland Michael S. Hyland
/s/ Scott E. Benjamin Scott E. Benjamin	/s/ Stuart S. Parker Stuart S. Parker
/s/ Linda W. Bynoe Linda W. Bynoe	/s/ Richard A. Redeker Richard A. Redeker
/s/ Barry H. Evans Barry H. Evans	/s/ Brian K. Reid Brian K. Reid
/s/ Keith F. Hartstein Keith F. Hartstein	/s/ Grace C. Torres Grace C. Torres
Dated: March 8, 2018

APPENDIX A

Prudential Government Money Market Fund, Inc.
The Prudential Investment Portfolios, Inc.
Prudential Investment Portfolios 2
Prudential Investment Portfolios 3
Prudential Investment Portfolios Inc. 14
Prudential Investment Portfolios 4
Prudential Investment Portfolios 5
Prudential Investment Portfolios 6
Prudential National Muni Fund, Inc.

Prudential Jennison Blend Fund, Inc.
Prudential Jennison Mid-Cap Growth Fund, Inc.
Prudential Investment Portfolios 7
Prudential Investment Portfolios 8
Prudential Jennison Small Company Fund, Inc.
Prudential Investment Portfolios 9
Prudential World Fund, Inc.
Prudential Investment Portfolios, Inc. 10
Prudential Jennison Natural Resources Fund, Inc.
Prudential Global Total Return Fund, Inc.
Prudential Investment Portfolios 12
Prudential Investment Portfolios, Inc. 15
Prudential Investment Portfolios 16
Prudential Investment Portfolios, Inc. 17
Prudential Investment Portfolios 18
Prudential Sector Funds, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
The Target Portfolio Trust
The Prudential Variable Contract Account-2
The Prudential Variable Contract Account-10
PGIM ETF Trust